Remaining amortization period on intangibles resulting from business combinations (Detail) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
e-Prototypy
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	1	2	3
Orthoview
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	6.75	7.75	8.75
Remaining amortization period technology related intangible assets acquisition	2.75	0	0
ACTech
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	21.73	0	0
Remaining amortization period technology related intangible assets acquisition	6.75	0	0
Cenat
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	7.25	8.25	0
Remaining amortization period technology related intangible assets acquisition	7.25	0	0
General
Remaining amortization method [line items]
Remaining amortization period software related intangible assets acquisition	1.9	0	0
Remaining amortization period patent and licenses related intangible assets acquisition	2.7	0	0
Capitalized software development expenditure net of funding	€ 86	€ 39	€ 0